Concentration of major customers and suppliers	6 Months Ended
Mar. 31, 2026
Concentration of major customers and suppliers
Concentration of major customers and suppliers

Note 17 – Concentration of major customers and suppliers

For the six months ended March 31, 2026, two major customers accounted for approximately 44%, and 16% of the Company’s total sales, respectively. For the six months ended March 31, 2025, two major customers accounted for approximately 59%, and 10% of the Company’s total sales, respectively. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of March 31, 2026, one major customer accounted for 81% of the Company’s accounts receivable balance. As of September 30, 2025, three major customers accounted for 51%, 27%, and 14% of the Company’s accounts receivable balance, respectively.

For the six months ended March 31, 2026, two major suppliers accounted for approximately 18% and 14% of the total purchases, respectively. For the six months ended March 31, 2025, two major suppliers accounted for approximately 36% and 15% of the total purchases, respectively.

As of March 31, 2026, two suppliers accounted for approximately 58% and 17% of the Company’s advance to suppliers balance, respectively. As of September 30, 2025, three suppliers accounted for approximately 51%, 15%, and 12% of the Company’s advance to suppliers balance, respectively.